SUPPLEMENTAL BALANCE SHEET DISCLOSURES	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL BALANCE SHEET DISCLOSURES	SUPPLEMENTAL BALANCE SHEET DISCLOSURES
Accounts Receivable, Net
As of December 31, 2023 (Successor Period), accounts receivable, net consisted of accounts receivable of $22.9 million, less allowance for doubtful accounts of $1.6 million. As of December 31, 2022 (Successor Period), accounts receivable, net consisted of accounts receivable of $20.3 million, less allowance for doubtful accounts of $1.0 million.
The change in the allowance for doubtful accounts were as follows:

	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
(In thousands)	Successor		Predecessor
Balance at beginning of period	$994	$1,061	$671
Provision for bad debts	558	(67)	390
Write-off of uncollectible accounts	—	—	—
Balance at end of period	$1,552	$994	$1,061
In July 2021, and as amended in December 2021 and April 2022, Obagi Cosmeceuticals LLC, a wholly-owned subsidiary of Obagi, entered into a non-recourse, uncollateralized short-term promissory note, not in the ordinary course of business, lending a third party $2.5 million (the “Predecessor Loan Receivable”). This Predecessor Loan Receivable had a maturity date of December 31, 2022 (Successor Period) and carried an interest rate of 1.00% from July 30, 2021 to September 29, 2021 and 8.00% from September 30, 2021 through maturity. The outstanding principal and accrued interest were due upon maturity. The Company wrote-off the $2.5 million loan receivable in 2021 (Predecessor Period) when it was determined to be uncollectible.
Inventories
The components of inventories were as follows:

	As of December 31, 2023	As of December 31, 2022
(In thousands)	(Successor)
Work in process	$10,336	$11,138
Finished goods	45,348	43,246
Total inventory	$55,684	$54,384
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31, 2023	As of December 31, 2022
(In thousands)	(Successor)
Computer hardware, software and equipment	$689	$944
Furniture and fixture	533	724
Machinery and equipment	812	608
Internally developed software	854	889
Gondolas	7,078	6,040
Leasehold improvements	2,070	2,051
Total property and equipment	$12,036	$11,256
Less accumulated depreciation	(6,105)	(2,928)
Property and equipment, net	$5,931	$8,328
Depreciation expense for property and equipment for the year ended December 31, 2023 (Successor Period) and the period from July 28, 2022 to December 31, 2022 (Successor Period) were $3.8 million and $2.9 million, respectively. Depreciation expense for property and equipment for the period from January 1, 2022 to July 27, 2022 (Predecessor Period) and the year December 31, 2021 (Predecessor Period) was $0.5 million and $0.4 million, respectively.
Depreciation expense pertains to property and equipment utilized as part of the Company’s SG&A activities and therefore has not been allocated to cost of goods sold.
Other Current Liabilities
The major components of other current liabilities consisted of the following (in thousands):

	As of December 31, 2023	As of December 31, 2022
(In thousands)	(Successor)
Accrued salaries and related expenses	$8,702	$9,069
Accrued sales returns and damages	2,527	2,651
Accrued interest	1,357	134
Accrued distribution fees	590	1,621
Related party liability	5,856	9,914
Accrued professional services	2,901	1,171
Other	1,765	1,563
Total	$23,698	$26,123
The accrued distribution fees related to service charges such as e-commerce shipping and handling costs. The related party liability of $5.9 million as of December 31, 2023 (Successor Period) reflects the remaining unamortized fair value of the related party inventory contract executed on the acquisition date between Obagi and the Obagi China Business (see “Note 3. Business Combinations”). This related party liability will be amortized into related party revenue upon the sale of products to the Obagi China Business in subsequent periods.